Capital Standards (Details Textual)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Description of Regulatory Requirements, Capital Adequacy Purposes	The implementation of the capital conservation buffer will begin on January 1, 2016, at the 0.625% level and be phased in over a four-year period (increasing by that amount on each subsequent January 1, until it reaches 2.5% on January 1, 2019).	The implementation of the capital conservation buffer will begin on January 1, 2016, at the 0.625% level and be phased in over a four-year period (increasing by that amount on each subsequent January 1, until it reaches 2.5% on January 1, 2019).